Cashflows From Disposaled subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cashflows From Disposaled subsidiaries [Abstract]
Consideration received in cash	₩ 4	₩ 160	₩ 0
Less: cash held by disposed subsidiaries	(97)	(175)	0
Net cash flow	₩ (93)	₩ (15)	₩ 0